Cover	12 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 6
Entity Registrant Name	Alps Global Holding Pubco
Entity Central Index Key	0002025774
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit E-18-01 & E-18-02, Level 18, Icon Tower (East)
Entity Address, Address Line Two	No. 1, Jalan 1/68F, Jalan Tun Razak
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50400
City Area Code	+603
Local Phone Number	2163 1113
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.